Intangible Assets - Schedule of Intangible Assets (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Finite Lived Intangible Assets [Line Items]
Intangible assets, gross	$ 2,851,260	$ 2,662,306
Accumulated amortization of intangible assets	1,901,609	1,680,991
Finite-Lived Intangible Assets, Net, Total	949,651	981,315
Brands [Member]
Finite Lived Intangible Assets [Line Items]
Intangible assets, gross	175,353	162,575
Accumulated amortization of intangible assets	130,751	113,474
Software Development Costs [Member]
Finite Lived Intangible Assets [Line Items]
Intangible assets, gross	1,042,528	935,888
Accumulated amortization of intangible assets	765,970	664,536
Customer Relationships
Finite Lived Intangible Assets [Line Items]
Intangible assets, gross	1,588,424	1,524,623
Accumulated amortization of intangible assets	967,212	873,840
Computer Software [Member]
Finite Lived Intangible Assets [Line Items]
Intangible assets, gross	44,955	39,220
Accumulated amortization of intangible assets	$ 37,676	$ 29,141